CAPITAL MANAGEMENT	12 Months Ended
Mar. 31, 2022
Capital Management [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue business opportunities and to maintain a flexible capital structure that optimizes the costs of capital at an acceptable risk. The Company’s intentions are to (i) provide financial capacity and flexibility in order to preserve its ability to meet its strategic objectives and financial obligations; (ii) maintain a capital structure which allows the Company to respond to changes in economic and marketplace conditions and affords the Company the ability to participate in new investments; (iii) optimize the use of its capital to provide an appropriate investment return to its shareholders equal with the level of risk; and (iv) maintain a flexible capital structure which optimizes the cost of capital at acceptable levels of risk.
The Company’s financial strategy is formulated and adapted according to market conditions in order to maintain a flexible capital structure that is consistent with its objectives and the risk characteristics of its underlying assets. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of its underlying assets. The Company maintains or adjusts its capital level to enable it to meet its objectives by raising capital through the issuance of securities.
The Company’s capital management objectives, policies and processes generally remained unchanged during the year ended March 31, 2022.
The Company requires capital to fund existing and future operations and meet regulatory capital requirements. The Company’s policy is to maintain adequate levels of capital at all times.
The Company’s capital structure includes the following:

As at	March 31, 2022	March 31, 2021
	$000’s	$000’s
Shareholders’ equity comprised of:
Share capital	141,451	100,676
Contributed surplus	525	124
Options reserve	23,783	7,158
Warrants reserve	11,423	11,166
Accumulated other comprehensive income (loss)	(366)	24
Deficit	(100,661)	(33,030)
Total	76,155	86,118